Income Taxes (Details 1) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Net operating loss carry-forward	$ 4,033,000	$ 160,000
Valuation allowance	(4,033,000)	(160,000)
Net deferred tax assets